Consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 337,366	$ 297,662	$ 189,510
Cost of revenue	65,948	51,723	33,188
Gross profit	271,418	245,939	156,322
Operating expenses:
Research and development	92,563	79,298	45,719
Sales and marketing	174,599	159,365	94,379
General and administrative	51,161	52,616	28,034
Impairment of intangible assets	27,629	0	0
Total operating expenses	345,952	291,279	168,132
Operating loss	(74,534)	(45,340)	(11,810)
Financial income (expenses), net	3,624	(19,513)	(2,800)
Loss before income taxes	(70,910)	(64,853)	(14,610)
Effective income taxes	(577)	(159)	(200)
Net loss	$ (71,487)	$ (65,012)	$ (14,810)
Basic net loss per share attributable to ordinary shareholders	$ (1.94)	$ (1.81)	$ (0.46)
Diluted net loss per share attributable to ordinary shareholders	$ (1.94)	$ (1.81)	$ (0.46)
Basic weighted average ordinary shares	36,856,140	35,955,014	32,323,636
Diluted weighted average ordinary shares	36,856,140	35,955,014	32,323,636